Income tax and deferred taxes (Details 9) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense by foreign and domestic parties, net
Current income tax expense	$ (206,382)	$ (166,613)	$ (147,589)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	27,407	440	14,624
Tax expense using the effective rate	(178,975)	(166,173)	(132,965)
Foreign countries [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(7,516)	(14,396)	(10,844)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	(1,885)	(154)	626
Country of domicile [member]
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(198,866)	(152,217)	(136,745)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	$ 29,292	$ 594	$ 13,998